NORTHERN LIGHTS FUND TRUST

December 18, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Fund Trust – The Kids Fund

  Changing Parameters Fund

  AlphaStream Special Strategy Fund

Post Effective Amendment Nos. 71 and 73 to the Registration Statement on Form N-1A (File No. 333- 122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of The Kids Fund, Changing Parameters Fund and AlphaStream Special Strategy Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendments to the Trust’s registration statement on Form N-1A (each an “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
The Kids Fund	71	0000910472-08-000809	November 14, 2008
Changing Parameters Fund	73	0000910472-08-000838	November 28, 2008
AlphaStream Special Strategy Fund	73	0000910472-08-000838	November 28, 2008

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or, to the attention of Emile R. Molineaux of Gemini Fund Services, LLC at (631) 470-2616.

Very truly yours,

/s/Emile R. Molineaux

Emile R. Molineaux

Secretary

  cc:   JoAnn M. Strasser, Esq.